RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Balances due to related parties	$ 147,333	$ 530,512
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	5,496	5,496
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	134,251	327,348
Robert Dickinson (Interest Payable)
Statement [Line Items]
Balances due to related parties	0	190,082
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 7,586	$ 7,586